RESTRICTED NET ASSETS (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Percentage of registered capital reached to discontinue allocation to general reserve fund	50.00%
General reserve fund	¥ 9,825,772	¥ 3,665,186
Restricted net assets	¥ 190,403,394	¥ 93,373,296